Expense Example {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund Retail PRO-13 - Fidelity Strategic Real Return Fund - Fidelity Strategic Real Return Fund	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	258
5 years	458
10 years	$ 1,036